CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Revenue
Expenses:
Research and development	779,589	526,043	2,393,573	1,560,146	1,757,370	1,961,960	48,011,093	50,404,666
Legal, financial and other consulting	93,703	42,226	260,475	242,604	307,262	307,952	7,615,239	7,875,714
General and administrative	352,393	212,388	814,287	620,061	759,387	757,450	23,826,284	24,640,571
Change in fair value of management and incentive units							(6,055,483)	(6,055,483)
Total expenses	1,225,685	780,657	3,468,335	2,422,811	2,824,019	3,027,362	73,397,133	76,865,468
Other (income)/expenses:
Gain on disposal of property and equipment							(21,663)	(21,663)
Gain on extinguishment of debt							(216,617)	(216,617)
Interest (income) expense, net	503,242	7,779	816,358	10,954	84,846	8,142	5,692,241	6,508,599
Penalties associated with non-registration of Series A Preferred Stock							361,495	361,495
Total other (income)/expense, net	503,242	7,779	816,358	10,954	84,846	8,142	5,815,456	6,631,814
Loss before benefit from income taxes	(1,728,927)	(788,436)	(4,284,693)	(2,433,765)	(2,908,865)	(3,035,504)	(79,212,589)	(83,497,282)
Benefit from income taxes						(298,789)	(547,318)	(547,318)
Net loss	(1,728,927)	(788,436)	(4,284,693)	(2,433,765)	(2,908,865)	(2,736,715)	(78,665,271)	(82,949,964)
Preferred Stock Dividend	734,857	401,750	2,354,428	1,596,801	2,177,464	704,325	5,323,579	7,678,007
Net Loss available to common shareholders	$ (2,463,784)	$ (1,190,186)	$ (6,639,121)	$ (4,030,566)	$ (5,086,329)	$ (3,441,040)	$ (83,988,850)	$ (90,627,971)
Basic and diluted net loss per common share	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.08)
Weighted average number of common stock outstanding	168,230,680	106,250,720	153,796,011	91,663,158	98,094,768	41,593,607